SEGMENT INFORMATION (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Interest income	$ 1,646,329	$ 1,509,203	$ 501,982
Interest expense	(863,347)	(870,028)	(278,692)
Net interest income	782,982	639,175	223,290
Chile [Member]
Disclosure of geographical areas [line items]
Interest income	1,067,124	1,013,951	501,982
Interest expense	(529,584)	(554,246)	(278,692)
Net interest income	537,540	459,705	223,290
Colombia [Member]
Disclosure of geographical areas [line items]
Interest income	579,205	495,252
Interest expense	(333,763)	(315,782)
Net interest income	$ 245,442	$ 179,470